Corporate Information and Basis of Presentation (Details) customer in Thousands	12 Months Ended
Dec. 31, 2018 employee customer class country
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers | customer	500
Number of major customer classes | class	4
Number of employees | employee	5,000
Number of countries with employees in direct subsidiaries	35
Number of countries products are marketed in (more than)	130